DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ATOSSA GENETICS INC
Entity Central Index Key	0001488039
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,725,197	$ 1,910,821
Restricted cash	0	1,000,000
Accounts receivable	141,665	1,224
Prepaid expense	122,633	31,184
Rental deposits	0	2,200
Total Current Assets	1,989,495	2,945,429
Fixed Assets
Furniture and Equipment, net	159,967	80,467
Total Fixed Assets	159,967	80,467
Other Assets
Security deposit	36,446	5,157
Intangible assets, net	4,640,224	40,841
Total Other Assets	4,676,670	45,998
Total Assets	6,826,133	3,071,894
Liabilities and Stockholders' Equity
Line of Credit	0	1,000,000
Accounts payable	68,217	64,766
Accrued expenses	1,582,381	442,329
Note payable - related party	0	5,078
Total Current Liabilities	1,650,598	1,512,173
Stockholders' Equity
Preferred stock - $.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding	0	0
Common stock - $.001 par value; 75,000,000 shares authorized, 12,919,367 and 11,256,867 shares issued and outstanding	12,919	11,257
Additional paid-in capital	14,894,522	6,200,520
Accumulated deficit	(9,731,906)	(4,652,056)
Total Stockholders' Equity	5,175,535	1,559,721
Total Liabilities and Stockholders' Equity	$ 6,826,133	$ 3,071,894

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	12,919,367	11,256,867
Common stock, shares outstanding	12,919,367	11,256,867

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		44 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue
Diagnostic Testing Service	$ 475,402	$ 0	$ 475,402
Product Sales	6,440	1,500	7,940
Total Revenue	481,842	1,500	483,342
Cost of Revenue
Diagnostic Testing Service	(35,745)	0	(35,745)
Product Sales	0	(5,164)	(5,164)
Total Cost of Revenue	(35,745)	(5,164)	(40,909)
Loss on Reduction of Inventory to LCM	(29,884)	(92,026)	(121,910)
Gross Profit (Loss)	416,213	(95,690)	320,523
Selling expenses	(466,821)	(160,851)	(639,876)
General and Administrative expenses	(5,018,422)	(3,172,649)	(9,379,722)
Total operating expenses	(5,485,243)	(3,333,500)	(10,019,598)
Operating Loss	(5,069,030)	(3,429,190)	(9,699,073)
Interest Income	1,219	4,914	6,588
Interest Expense	(12,040)	(17,992)	(39,171)
Net Loss before Income Taxes	(5,079,851)	(3,442,269)	(9,731,656)
Income Taxes	0	0	250
Net Loss	$ (5,079,851)	$ (3,442,269)	$ (9,731,906)
Loss per common share - basic and diluted (in dollars per share)	$ (0.41)	$ (0.38)	$ (1.27)
Weighted average shares outstanding, basic & diluted (in shares)	12,452,929	9,117,746	7,657,400

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 30, 2009	$ 3,976	$ 50,024	$ 0	$ 54,000
Balance (in shares) at Apr. 30, 2009	3,976,465
Issuance of shares for cash, July 28, 2009	40	500	0	540
Issuance of shares for cash, July 28, 2009 (in shares)	39,765
Issuance of shares for cash, December 21, 2009	884	99,116	0	100,000
Issuance of shares for cash, December 21, 2009 (in shares)	883,658
Net loss	0	0	(122,857)	(122,857)
Balance at Dec. 31, 2009	4,900	149,640	(122,857)	31,683
Balance (in shares) at Dec. 31, 2009	4,899,888
Issuance of common shares for cash	901	101,099	0	102,000
Issuance of common shares for cash (in shares)	901,354
Issuance of common shares for services	199	70,801	0	71,000
Issuance of common shares for services (in shares)	198,825
Compensation cost for stock options granted to executives and employees	0	30,396	0	30,396
Net loss	0	0	(1,086,930)	(1,086,930)
Balance at Dec. 31, 2010	6,000	351,936	(1,209,787)	(851,851)
Balance (in shares) at Dec. 31, 2010	6,000,067
Issuance of common shares for cash	5,257	5,708,528	0	5,713,785
Issuance of common shares for cash (in shares)	5,256,800
Compensation cost for stock options granted to executives and employees	0	140,056	0	140,056
Net loss	0	0	(3,442,268)	(3,442,269)
Balance at Dec. 31, 2011	11,257	6,200,520	(4,652,055)	1,559,721
Balance (in shares) at Dec. 31, 2011	11,256,867
Issuance of common shares for cash	800	3,453,200	0	3,454,000
Issuance of common shares for cash (in shares)	800,000
Issuance of common shares for cash and asset purchase	863	4,311,637	0	4,312,500
Issuance of common shares for cash and asset purchase (in shares)	862,500
Issuance of warrants for asset purchase	0	762,353	0	762,353
Compensation cost for stock options granted to executives and employees	0	166,812	0	166,812
Net loss	0	0	(5,079,851)	(5,079,851)
Balance at Dec. 31, 2012	$ 12,919	$ 14,894,522	$ (9,731,906)	$ 5,175,535
Balance (in shares) at Dec. 31, 2012	12,919,367

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		44 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,079,851)	$ (3,442,269)	$ (9,731,906)
Common shares issued for services	0	0	71,000
Compensation cost for stock options granted	121,812	140,056	292,264
Loss on reduction of inventory to LCM	29,884	92,026	121,910
Loan initiation fee accrued for notes payable	0	0	2,000
Depreciation and amortization	130,552	15,623	146,175
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in accounts receivable	(140,441)	(1,224)	(141,665)
Increase in inventory	(29,884)	(92,026)	(121,910)
Increase in prepaid expenses	(91,449)	(31,184)	(122,633)
Increase in security deposits	(29,089)	(2,600)	(36,447)
Increase in accounts payable	3,451	64,765	68,217
Decrease in accrued payroll	0	(278,571)	0
Increase in accrued expenses	1,185,051	43,040	1,627,380
Net cash used in operating activities	(3,899,964)	(3,492,364)	(7,825,615)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of furniture & fixtures	(104,582)	(86,465)	(191,047)
Purchase of software	(30,000)	(50,466)	(80,466)
Net cash used in investing activities	(134,582)	(136,931)	(271,513)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stocks and warrants	3,854,000	5,713,785	9,824,325
(Repayments of) proceeds from bank line of credit	(1,000,000)	1,000,000	0
Repayments of loans from related parties	(5,078)	(183,922)	(2,000)
Cash released from (restricted for) commercial line of credit	1,000,000	(1,000,000)	0
Net cash provided by financing activities	3,848,922	5,529,863	9,822,325
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	(185,624)	1,900,568	1,725,197
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	1,910,821	10,253	0
CASH & CASH EQUIVALENTS, ENDING BALANCE	1,725,197	1,910,821	1,725,197
SUPPLEMENTAL DISCLOSURES:
Interest paid	14,715	17,992	32,707
Income taxes paid	0	0	250
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock and warrants issued for asset purchase	4,674,853	0	4,674,853
Options issued for previously accrued director compensation	$ 45,000	$ 0	$ 45,000

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]

 NOTE 1: NATURE OF OPERATIONS

The Company’s operations began in December 2008 with the negotiations for the acquisition of the Mammary Aspirate Specimen Cytology Test System, or the MASCT System, patent rights and assignments and the FDA clearance for marketing, which acquisition was completed in January 2009. Atossa Genetics Inc. (the “Company”) was incorporated on April 30, 2009 in the State of Delaware. The Company was formed to develop and market the MASCT System, a cellular and molecular diagnostic risk assessment product for the detection of pre-cancerous changes that could lead to breast cancer. The Company’s fiscal year ends on December 31st.

In December 2011 the Company established the National Reference Laboratory for Breast Health, or NRLBH, as a wholly-owned subsidiary. NRLBH is the Company’s CLIA-certified laboratory where the ForeCYTE and ArgusCYTE test specimens are examined for the presence of normal, pre-malignant, or malignant changes as determined by cytopathology and biomarkers that distinguish “usual” ductal hyperplasia, a benign condition, from atypical ductal hyperplasia, which may lead to cancer. These cytopathological results provide patients and physicians with information about the care path that should be followed, depending on the individual risk of future cancer as determined by the results.

In September 2012, the Company acquired the assets of Acueity Healthcare, Inc. (“Acueity”). The purchased assets included 35 issued patents (18 issued in the U.S. and 17 issued in foreign countries) and 41 patent applications (32 in the U.S. and 9 in foreign countries), six 510(k) FDA marketing authorizations related to the manufacturing, use, and sale of the Viaduct Miniscope and accessories, the Manoa Breast Biopsy system, the Excisor Bioptome, the Acueity Medical Light Source, the Viaduct Microendoscope and accessories, and cash in the amount of $400,000. The microendoscopes are less than 0.9 mm outside diameter and can be inserted into a milk duct. This permits a physician to pass a microendoscope into the milk duct system of the breast and view the duct system via fiberoptic video images. Abnormalities that are visualized can then be biopsied from inside the duct with the biopsy tools that are inserted adjacent to the microendoscope. The patents relate to intraductal diagnostic and therapeutic devices and methods of use. The Company did not, however, acquire an inventory of these diagnostic tools, manufacturing capabilities or any personnel to market and sell the tools. The Company cannot provide any assurance that it will be successful commercializing these tools.

Development Stage Risk

From April 30, 2009 (inception) through December 31, 2012, the Company earned $483,342 in revenue from the sale of its MASCT System and laboratory services. The Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth in Accounting Standards Codification (“ASC”) 915 “Development Stage Entities”, which was previously Statement of Financial Accounting Standards No. 7 (“SFAS 7”). Among the disclosures required by ASC 915 are that the Company’s financial statements be identified as those of a development stage company, and that the statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s business plan will be successfully executed. The Company’s ability to execute its business plan will depend on its ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, the Company cannot give any assurance that it will generate substantial revenue or that its business operations will prove to be profitable.

GOING CONCERN	12 Months Ended
Dec. 31, 2012
Going Concern Disclosure [Abstract]
Going Concern Disclosure [Text Block]

NOTE 2: GOING CONCERN

The Company’s consolidated financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management’s Plan to Continue as a Going Concern

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plans to obtain such resources for the Company include (1) obtaining capital from the sale of its equity securities, (2) sales of the MASCT System and laboratory service revenue, and (3) short-term borrowings from banks, stockholders or other related party(ies) when needed. However, management cannot provide any assurance that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually to secure other sources of financing and attain profitable operations.

SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 3: SUMMARY OF ACCOUNTING POLICIES

Basis of Presentation:

The accompanying consolidated financial statements include the financial statements of Atossa Genetics Inc. and its wholly-owned subsidiary NRLBH. All significant intercompany account balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements that management believes to be applicable to the Company. The adoption of these accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.

Revenue Recognition:

Overview

The Company recognizes product and service revenue in accordance with GAAP when the following overall fundamental criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or the service has been performed, (iii) the Company’s price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured.

Product Revenue

The Company recognizes revenue for sales of the MASCT kits and devices upon receipt of cash as the company has an insufficient sales history on which to determine the collectability. Shipping documents and the completion of any customer acceptance requirements, when applicable, will be used to verify product delivery. The Company will assess whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. Once a history of sales and collectability has been established, the company will recognize revenue on an accrual basis with an offsetting reserve for doubtful accounts based on the history during the initial sales period.

Service Revenue

The Company records revenue for diagnostic testing on an accrual basis at the Medicare allowed and invoiced amount. Amounts invoiced above the Medicare amount, namely non-Medicare, are not recognized on an accrual basis and instead are recognized on a cash basis as received. Diagnostic testing revenue at the Medicare rate is recognized upon completion of the test, communication of results to the patient’s physician, and when collectability is reasonably assured. Customer purchase orders and/or contracts will generally be used to determine the existence of an arrangement. Once the Company has historical sales and can determine the proper amount to recognize as uncollectible, it will then begin to recognize the entire amount, both Medicare and non-Medicare billing on an accrual basis, with an offsetting allowance for doubtful accounts recorded based on history. The Company estimates it will utilize the diagnostic testing revenue history once it reaches 12 months of collection data to determine a proper allowance for doubtful accounts.

Cash and Cash Equivalents:

Cash and cash equivalents include cash and all highly liquid instruments with original maturities of three months or less.

As of December 31, 2012 and 2011, $0 and $1,000,000 of cash was restricted as collateral for a commercial line of credit obtained from JPMorgan Chase Bank in September 2011 (see Note 8), respectively. These amounts were designated as restricted cash under current assets on our consolidated balance sheets.

Use of Estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Accounts Receivable:

Accounts receivable are recorded at net realizable value consisting of the carrying amount less allowance for doubtful accounts, as needed. We assess the collectability of accounts receivable based primarily upon the creditworthiness of the customer as determined by credit checks and analysis, as well as the customer’s payment history. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to evaluate the adequacy of these reserves. As of December 31, 2012 and 2011, no allowance for doubtful accounts was assessed or recorded.

Inventories:

The Company’s inventories are stated at lower of cost or market. Cost is determined on a moving-average basis. Costs of inventories include purchase and related costs incurred in delivering the products to their present location and condition. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. Inherent in the lower of cost or market calculation are several significant judgments based on a review of the aging of the inventory, inventory movement of products, economic conditions, and replacement costs. Because the sales price of the MASCT System was substantially lower than its cost for the years ended December 31, 2012 and 2011, resulting in the net realizable value of the MASCT System being determined at zero as of the balance sheet dates through taking the average sales price subtracted by selling expenses per unit, a $29,884 and $92,026 loss on reduction of inventory to the lower of cost or market was assessed and recorded as of and for the period and for the year then ended, respectively. Additionally, management periodically evaluates the composition of its inventories at least quarterly to identify slow-moving and obsolete inventories to determine if any valuation allowance is required. As of December 31, 2012 and December 31, 2011, management had identified no slow moving or obsolete inventory.

The Company provides, either directly or through distributors, the ForeCYTE testing specimen collection kits to doctors with our MASCT System for doctors to collect specimens that are returned to the Company for diagnostic analysis. These collection kits are considered part of the MASCT System. During the initial marketing phase, the Company has decided to distribute the kits to customers at no cost and bundle them with the MASCT System, and has not intended to deem the kits as a primary product line due to their nominal cost and value per unit. As a result, the kits are immediately expensed and recorded as selling expense upon purchasing of the kits. For the years ended December 31, 2012 and 2011, selling expense of $55,282 and $0 was recorded related to the ForeCYTE kits, respectively.

Property, plant, and equipment:

Property, plant and equipment are stated at cost less accumulated depreciation.  Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized.  When property, plant and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life (in years)
Machinery and equipment	5
Leasehold improvements	2.083

Intangible assets:

Intangible assets consist of intellectual property and software acquired in the Acueity asset purchase. At least annually, we evaluate purchased intangibles for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Estimating future cash flows related to an intangible asset involves significant estimates and assumptions. If our assumptions are not correct, there could be an impairment loss or, in the case of a change in the estimated useful life of the asset, a change in amortization expense. There was no impairment of intangible assets as of and for the years ended December 31, 2012 and 2011.

Amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life (in years)
Patents	9-14
Software	3

Research and Development Expenses:

Research and development costs are generally expensed as incurred. The Company’s research and development expenses consist of costs incurred for internal and external research and development.

Share Based Payments:

In December 2004, the Financial Accounting Standards Board, or the FASB, issued the Statement of Financial Accounting Standards, or SFAS, No. 123(R), “Share-Based Payment”, which replaces SFAS No. 123 and supersedes APB Opinion No. 25. SFAS No. 123(R) is now included in the FASB’s ASC Topic 718, “Compensation – Stock Compensation.” Under SFAS No. 123(R), companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees or independent contractors are required to provide services. Share-based compensation arrangements include stock options and warrants, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. In March 2005, the SEC issued Staff Accounting Bulletin No. 107, or SAB 107, which expresses views of the staff regarding the interaction between SFAS No. 123(R) and certain SEC rules and regulations and provides the staff’s views regarding the valuation of share-based payment arrangements for public companies. SFAS No. 123(R) permits public companies to adopt its requirements using one of two methods. On April 14, 2005, the SEC adopted a new rule amending the compliance dates for SFAS No. 123(R). Companies may elect to apply this statement either prospectively, or on a modified version of retrospective application under which financial statements for prior periods are adjusted on a basis consistent with the pro forma disclosures required for those periods under SFAS No. 123.

The Company has fully adopted the provisions of FASB ASC 718 and related interpretations as provided by SAB 107. As such, compensation cost is measured on the date of grant as the fair value of the share-based payments. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses [Text Block]

NOTE 4: PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Prepaid insurances	$62,551	$14,146
Prepaid payroll taxes	40,082	-
Prepaid hardware/software maintenance and support service fee	-	12,850
Prepaid media relations service fee	20,000	-
Prepaid rent	-	4,188
	$122,633	$31,184

RENTAL DEPOSITS	12 Months Ended
Dec. 31, 2012
Assets, Current [Abstract]
Deposit Assets Disclosures [Text Block]

NOTE 5: RENTAL DEPOSITS

Rental deposits amounted to $0 and $2,200 as of December 31, 2012 and 2011, respectively, mainly consisted of the security deposits for office leases. The rental deposits of $2,200 as of December 31, 2011 consisted of two office leases, and the lease terms were from July 11, 2011 to July 31, 2012 and from October 1, 2011 to March 31, 2012 (see Note 13). Both were terminated on July 31, 2012 and March 31, 2012, respectively and were not renewed, and the security deposits have been received in full amount as of December 31, 2012.

PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6: PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2012	2011
Machinery and equipment	$97,383	$86,465
Leasehold improvements	93,664	-
Less: Accumulated depreciation	(31,080)	(5,998)
Property, plant, and equipment, net	$159,967	$80,467

Depreciation expense for the years ended December 31, 2012 and 2011 was $25,082 and $3,920, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 7: INTANGIBLE ASSETS

Intangible assets consisted of the following:

	December 31,	December 31,
	2012	2011
Patents	$4,704,853	$-
Software	50,466	50,466
Less: Accumulated amortization	(115,095)	(9,625)
	$4,640,224	$40,841

Intangible assets amounted to $4,640,224 and $40,841 as of December 31, 2012 and December 31, 2011, respectively, mainly consisted of patents and software acquired. The acquired software in the amount of $50,466 is for the purpose of managing laboratory results pursuant to a software installation agreement that was entered into on June 8, 2011. Amortization expense related to software for the years ended December 31, 2012 and 2011 was $17,090 and $9,625, respectively.

Patents amounted to $4,704,853 and $0 as of December 31, 2012 and 2011, respectively, and mainly consisted of patents acquired from Acueity on September 30, 2012 in an asset purchase transaction (see Note 15). Amortization expense related to patents was $88,650 and $0 for the years ended December 31, 2012 and December 31, 2011, respectively.

Future estimated amortization expenses as of December 31, 2012 for the five succeeding years is as follows:

As of December 31,	Amounts
2013	$374,415
2014	364,790
2015	357,593
2016	357,593
2017	357,593
Thereafter	2,828,240
$4,640,224

LINE OF CREDIT	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Abstract]
Line of Credit Facilities [Text Block]

NOTE 8: LINE OF CREDIT

In June 2011, the Company entered into a commercial line of credit agreement with JPMorgan Chase Bank. The term of the loan started from June 28, 2011 with maturity date on June 28, 2012. On July 23, 2012, the Company entered into a business loan extension agreement with JPMorgan Chase Bank to extend the loan for three months from the original maturity date. The line of credit agreement provides for borrowings up to $1,000,000. The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s). The outstanding balance of the line of credit was $0 and $1,000,000 as of December 31, 2012 and 2011, respectively. The adjustable annual interest rate for the line of credit was 2.7618% and 2.2070% as of December 31, 2012 and 2011, respectively. On October 22, 2012, the Company paid off the line of credit in full amount.

As of December 31, 2012 and 2011, $0 and $1,000,000 of cash was restricted as collateral for the commercial line of credit, respectively.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 9: ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Accrued expenses	$1,374,384	$201,113
Accrued bonus payable	189,131	153,830
Accrued payroll tax liabilities	18,866	87,386
Accrued interest	-	-
	$1,582,381	$442,329

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10: STOCKHOLDERS’ EQUITY

The Company is authorized to issue a total of 85,000,000 shares of stock consisting of 75,000,000 shares of Common Stock, par value $0.001 per share, and 10,000,000 shares of Preferred Stock, par value $0.001 per share.

Reverse Stock-Split

On September 28, 2010, the Board of Directors approved a 1-for-2.26332 reverse share split for all issued and outstanding shares of Common Stock, with no change to the par value of the Common Stock.

Prior Issuances of Common Stock

On April 30, 2009 (inception), the Company issued 1,767,316 shares (or 4,000,000 shares prior to the reverse stock-split on September 28, 2010) to Ensisheim Partners LLC, a related party to the Company through common ownership, for cash in the amount of $24,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010); 1,325,487 shares (or 3,000,000 shares prior to the reverse stock-split on September 28, 2010) to Manistee Ventures LLC, a related party to the Company through common ownership, for cash in the amount of $18,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010); and 883,662 shares (or 2,000,000 shares prior to the reverse stock-split on September 28, 2010) to the Chairman, CEO and President of the Company at that time for cash in the amount of $12,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010).

On July 28, 2009, the Company issued 39,765 shares (or 90,000 shares prior to the reverse stock-split on September 28, 2010) to a director of the Company for cash in the amount of $540, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010).

On December 28, 2009, the Company issued 883,658 shares (or 2,000,000 shares prior to the reverse stock-split on September 28, 2010) to Ensisheim Partners LLC for cash in the amount of $100,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On January 21, 2010, the Company issued 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) to forty-four (44) investors for cash in the amount of $98,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On January 21, 2010, the Company issued 132,549 shares (or 300,000 shares prior to the reverse stock-split on September 28, 2010) to a servicer for effecting transactions intended to cause the Company to become a public company and to have its securities traded in the United States. The shares were issued at a value of $15,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010), the same price as the issuance of the 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date.

On January 21, 2010, the Company issued an additional 53,020 shares (or 120,000 shares prior to the reverse stock-split on September 28, 2010) to a shareholder who acquired 13,255 shares (or 30,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date as one of the forty-four (44) investors. Those shares were issued to the shareholder for services to be performed, including investor relations, media relations, and corporate communications. Those shares were issued at a value of $6,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010), the same price as the issuance of the 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date.

On January 23, 2010, the Company issued 35,346 shares (or 80,000 shares prior to the reverse stock-split on September 28, 2010) to an investor for cash in the amount of $4,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On April 27, 2010, the Company issued 13,256 shares (or 30,000 shares prior to the reverse stock-split on September 28, 2010) to a service provider for website development services pursuant to an original agreement between the Company and the website developer executed on December 14, 2009 (the “measurement date”), where it was agreed at that time that, at the Company’s option, $50,000 would be paid or 13,256 shares (or 30,000 shares of common stock prior to the reverse stock-split on September 28, 2010) would be issued to the developer in exchange for his services.

On September 30, 2012, the Company issued 862,500 shares to the shareholders of Acueity as part of the consideration for the asset purchase (see Note 15). The shares were valued at $5.00 per share, the offering price of the then contemplated initial public offering, for which the registration statement on Form S-1 (File No. 333-179500) was subsequently declared effective by the Securities and Exchange Commission on November 7, 2012, and a prospectus was subsequently filed pursuant to Rule 424(b)(4) on November 9, 2012 (see Note 16), or $4,312,500 in total.

On November 7, 2012, the Company’s registration statement on Form S-1 (File No. 333-179500) was declared effective by the Securities and Exchange Commission for the Company’s initial public offering. On November 9, 2012, pursuant to Rule 424(b)(4), the Company filed a prospectus for the initial public offering of 800,000 shares of its common stock with the offering price of $5.00 per share. As a result of the initial public offering, the Company received net proceeds of $3,454,000 after deducting underwriting discounts and commissions of approximately $546,000.

Private Placements and Warrants

On April 28, May 31, June 10, and June 23, 2011, pursuant to Securities Purchase Agreements with various investors (the “Investors”), the Company issued 5,256,800 shares of the Company’s common stock and 5,256,800 warrants (the “Investor Warrants”), each of which entitles the investors to purchase the Company’s common stock at $1.25 per share, for aggregate gross proceeds of $6,571,000 (the “Private Placement”).

Placement Agent Fees

In connection with the Private Placement, the Company paid Dawson James Securities, Inc. (the “Placement Agent”), a cash fee equal to 10% of the gross proceeds from sale of the common stocks and warrants, plus 3% non-accountable expense allowance, an aggregate of $857,230 (the “Placement Agent Fee”). In addition, the Company entered into Warrant Agreements with the placement agent pursuant to which the Placement Agent received 788,520 warrants, each of which entitles the Placement Agent to purchase one share of the Company’s common stock at $1.60 per share, plus an additional 788,520 warrants (the “Placement Agent Warrants”), each of which entitles the placement agent to purchase the Company’s common stock at $1.25 per share. The cash payment of $857,230 Placement Agent Fee and the $495,876 aggregated initial fair value of the Placement Agent Warrants (see Fair Value Considerations below) were directly attributable to an actual offering and were charged through additional paid-in capital in accordance with the SEC Staff Accounting Bulletin (SAB) Topic 5A.

Warrants

The Warrants, including the Investor Warrants and the Placement Agent Warrants, are exercisable at any time commencing after June 23, 2011 which is the date that the Company completed a “significant private financing” under the terms of the Warrants (the “Initial Exercise Date”). The Warrants shall expire and no longer be exercisable on the fifth anniversary of the Initial Exercise Date (the “Expiration Date”). The Company may at any time during the term of this Warrant reduce the then current Exercise Price to any amount and for any period of time deemed appropriate by the Board of Directors of the Company. The Warrants may be exercised for cash or, at the option of the Investor, may be exercised on a cashless basis; however, if a registration statement is in effect for the resale of the common stock issuable upon exercise of the Warrants, then the Warrants cannot be exercised on a cashless basis. There are no redemption features embodied in the Warrants and they have met the conditions provided in current accounting standards for equity classification.

Fair Value Considerations

The Company’s accounting for the issuance of warrants to the Investors and the Placement Agent required the estimation of fair values of the financial instruments. The development of fair values of financial instruments requires the selection of appropriate methodologies and the estimation of often subjective assumptions. The Company selected the valuation techniques based upon consideration of the types of assumptions that market participants would likely consider in exchanging the financial instruments in market transactions. The warrants were valued using a Black-Scholes-Merton Valuation Technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk free rates) necessary to fair value these instruments.

The Investor Warrants and the Placement Agent Warrants were initially valued at $1,808,025 or $0.344 per warrant, $228,712 or $0.290 per warrant, and $267,164 or $0.339 per warrant, respectively. The following tables reflect assumptions used to determine the fair value of the Warrants:

		April-June 2011	December 2011
	Fair Value Hierarchy Level	Investor Warrants	Placement Agent Warrants	Placement Agent Warrants

Indexed shares		5,256,800	788,520	788,520
Exercise price		$1.60	$1.60	$1.25

Significant assumptions:
Stock price	3	$0.906	$0.906	$0.906
Remaining term	3	6 years	6 years	6 years
Risk free rate	2	2.49%	1.12%	1.12%
Expected volatility	3	53.55%	54.21%	54.21%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.

(3)	Level 3 inputs include:

Stock price- The Company’s common stock was not publicly traded at the time the Warrants were issued. Therefore, the stock price was determined implicitly from an iterative process in order for the combined fair value of the common stock and the warrants to equal the amount of proceeds received in the Private Placement, based upon the assumption that the Private Placement was the result of an arm’s length transaction.

Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.

Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

Asset Purchase and Warrants

On September 30, 2012, pursuant to the asset purchase agreement with Acueity, the Company issued 862,500 shares of common stock and 325,000 warrants (“Acueity Warrants”) to the shareholders of Acueity, each of which entitles the recipients to subscribe for and purchase from the Company one share of the Company’s common stock at $5.00 per share (the “Exercise Price”), subject to a six-month lock up agreement.

Warrants

The Acueity Warrants are exercisable at any time commencing after September 30, 2012 (the “Issuance Date”) and shall expire and no longer be exercisable on the fifth anniversary of the Issuance Date (the “Expiration Date”). The Company may at any time during the term of the Acueity Warrants reduce the then current Exercise Price to any amount and for any period of time deemed appropriate by the Board of Directors of the Company. The Acueity Warrants do not have a cashless exercise provision. There are no redemption features embodied in the Acueity Warrants and they have met the conditions provided in current accounting standards for equity classification.

Fair Value Considerations

The Company’s accounting for the issuance of the Acueity Warrants required the estimation of fair values of the financial instruments. The development of fair values of financial instruments requires the selection of appropriate methodologies and the estimation of often subjective assumptions. The Company selected the valuation techniques based upon consideration of the types of assumptions that market participants would likely consider in exchanging the financial instruments in market transactions. The warrants were valued using a Black-Scholes-Merton Valuation Technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk free rates) necessary to fair value these instruments.

The Acueity Warrants were valued at $762,353 or $2.3457 per warrant. The following tables reflect assumptions used to determine the fair value of the Warrants:

	Fair Value Hierarchy	September 2012
	Level	Acueity Warrants

Indexed shares		325,000
Exercise price		$5.00

Significant assumptions:
Stock price	3	$5.00
Remaining term	3	5 years
Risk free rate	2	0.62%
Expected volatility	3	56.54%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.

(3)	Level 3 inputs include:

Stock price- The Company’s common stock was not publicly traded at the time the Acueity Warrants were issued. Therefore, the stock price was determined at the offering price of the then contemplated initial public offering, for which the registration statement on Form S-1 (File No. 333-179500) was subsequently declared effective by the Securities and Exchange Commission on November 7, 2012, and a prospectus was subsequently filed pursuant to Rule 424(b)(4) on November 9, 2012 (see Note 16).

Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.

Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

Stock Option and Incentive Plan

On September 28, 2010, the Board of Directors approved the adoption of the 2010 Stock Option and Incentive Plan, or the 2010 Plan, subject to stockholder approval, to provide for the grant of equity-based awards to employees, officers, non-employee directors and other key persons providing services to the Company. Awards of incentive options may be granted under the 2010 Plan until September 2020. No other awards may be granted under the 2010 Plan after the date that is 10 years from the date of stockholder approval. An aggregate of 1,000,000 shares (or 2,263,320 shares prior to the reverse stock-split on September 28, 2010) are reserved for issuance in connection with awards granted under the 2010 Plan, such number of shares to be subject to adjustment as provided in the plan and in any award agreements entered into by the Company under the plan, and upon the exercise or conversion of any awards granted under the plan.

On April 4, 2011, 45,000 non-qualified stock options were granted under the 2010 Plan to Dr. Tim Hunkapiller for being a member of the Company’s Scientific Advisory Board and consulting services to be provided to the Company.

On September 1, 2011, 219,000 incentive stock options were granted under the 2010 Plan to employees and officers and 200,000 non-qualified stock options were granted under the Plan to non-employee directors, respectively, for their employment with and services to be provided to the Company (see Note 14).

On April 30, 2012, 19,757 non-qualified stock options were granted under the 2010 Plan to members of the Board of Directors for their services provided to the Company.

On December 17, 2012, 228,000 incentive stock options were granted under the 2010 Plan to employees for their employment with and services to be provided to the Company (see Note 14).

On December 20, 2012, 200,000 inducement stock options were granted outside of the 2010 Plan to an employee for his employment with and services to be provided to the Company (see Note 14).

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11: INCOME TAXES

The Company accounts for income taxes as outlined in ASC 740, “Income Taxes”, which was previously Statement of Financial Accounting Standards No. 109, “Accounting for Income Taxes” (“SFAS 109”). Under the asset and liability method of SFAS 109, deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

As a result of the Company’s cumulative losses, management has concluded that a full valuation allowance against the Company’s net deferred tax assets is appropriate. No income tax liabilities existed as of December 31, 2012 and 2011 due to the Company’s continuing operating losses.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 12: CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At December 31, 2012 and 2011, the Company had $1,475,197 and $2,660,821 in excess of the FDIC insured limit, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 13: COMMITMENTS AND CONTINGENCIES

Lease Commitments

On September 29, 2010, the Company entered into a commercial lease agreement with CompleGen, Inc. for laboratory space located in Seattle, WA. The lease provides for monthly rent of $3,658 and a security deposit of $3,658. The lease terms are from September 29, 2010 through March 31, 2011, at which time the lease has converted to month to month unless two months’ prior written notice of the intent to terminate the agreement is given. The monthly rent for the lease increased to $4,267 commencing January 2012. For the year ended December 31, 2012, the Company incurred $46,529 of rent expense for the lease. The lease was terminated in December 2012, and the rental deposit was applied to the rent of the final month.

On March 4, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for office space located in Seattle, WA. The lease provides for monthly rent of $1,100 and a security deposit of $1,500. The lease terms are from April 1, 2011 through March 31, 2013. For the year ended December 31, 2012, the Company incurred $13,200 of rent expense for the lease.

On July 9, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $600 and a security deposit of $1,200. The lease terms are from July 11, 2011 through July 31, 2012. For the year ended December 31, 2012, the Company incurred $4,200 of rent expense for the lease. This lease terminated on July 31, 2012 and was not renewed.

On September 27, 2011, the Company entered into another commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $1,400 and a security deposit of $1,000. The lease terms are from October 1, 2011 to March 31, 2012. For the period of October 1, 2011 through March 31, 2012, the Company incurred $8,400 of rent expense for the lease. This lease terminated on March 31, 2012 and was not renewed.

On December 9, 2011, the Company entered into another commercial lease agreement with Fred Hutchinson Research Center for lab and office space located in Seattle, WA. The lease provides for monthly rent of $16,395 for the period from February 24, 2012 to August 31, 2012, $19,923 for the period from September 1, 2012 to August 31, 2013, and $20,548 for the period from September 1, 2013 to November 29, 2014. The security deposit of $32,789 was paid in March 2012 and recorded as Security Deposit on the consolidated balance sheet as of December 31, 2012. For the year ended December 31, 2012, the Company incurred $208,581 of rent expense for the lease, which included leasing office management expenses.

The future minimum lease payments due subsequent to December 31, 2012 under all non-cancelable operating leases for the next five years are as follows:

As of December 31,	Amount
2013	$262,159
2014	246,808
2015	-
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$508,967

Contingencies

On June 30, 2011, Robert Kelly, the Company’s former President, filed a counterclaim against the Company in an arbitration proceeding, alleging breach of contract in connection with the termination of a consulting agreement between Mr. Kelly (dba Pitslayer LLC) and the Company that was entered into in July 2010 in connection with his resignation from the Company as President and a director. The consulting agreement was terminated by the Company in September 2010. Mr. Kelly seeks $450,000 in compensatory damages, which is the amount he claims would have been earned had the consulting agreement been fulfilled to completion.

On December 11, 2012, Mr. Kelly filed a complaint in the United States District Court, Western Division of Washington seeking compensatory damages, interest and attorneys’ fees related to the termination of Mr. Kelly’s consulting contract and the rescission of shares issued to him in July 2010 in connection with his resignation from the Company as President and a director.  The specific amount of damages sought is to be proven at trial and is not specified.

On February 26, 2013, Mr. Victor Cononi filed a complaint in the United States District Court, Western Division of Washington seeking compensatory damages, interest and attorneys’ fees related to the rescission of shares issued to him in July 2010 in connection with Mr. Kelly’s resignation from the Company as President and a director.  Mr. Cononi is the father of Mr. Kelly’s paramour. The specific amount of damages sought is to be proven at trial and is not specified.

A hearing in the arbitration has been postponed pending certain procedures in the above Western Division action and may be delayed further to accommodate other third party civil and federal criminal proceedings alleging securities and wire fraud that have been brought against Mr. Kelly with respect to his prior employment and predating his service with the Company.

The Company is reasonably confident in its defenses to Mr. Kelly’s and Mr. Cononi’s claims. Consequently, no provision or liability has been recorded for these claims as of December 31, 2012.  However, it is at least reasonably possible that the Company’s estimate of liability may change in the near term. Any payments by reason of an adverse determination in this matter will be charged to earnings in the period of determination.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14: RELATED PARTY TRANSACTIONS

Loans from Officer

On May 26, 2009, the Company borrowed $5,000 from its Chairman of the Board and Chief Executive Officer as a short-term, unsecured loan via verbal agreement and did not bear any interest. Commencing June 30, 2010, the loan was converted into a written Promissory Note bearing an annual interest rate of 10%, with a maturity date of December 31, 2010. This note was repaid in full on May 16, 2011 including approximately $439 of accrued interest.

On June 30, 2010, the Company borrowed an additional $100,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The loan under the note was funded to the Company on July 12, 2010. The note bears a 10% interest rate per annum and carries a $4,000 loan origination fee which is accreted to the loan balance throughout the life of the loan. The $4,000 loan origination fee was fully accreted to the loan balance as of March 31, 2011 and December 31, 2010, and recorded as interest expense for the year ended December 31, 2010. This note (including the $4,000 origination fee) was repaid in full on May 19, 2011 including approximately $8,959 in accrued interest.

On November 3, 2010, the Company entered into a line of credit agreement for borrowing up to $500,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The note bears a 10% interest rate per annum. An aggregate of $140,000 was funded to the Company under the line of credit as of March 31, 2011 which was repaid on May 31, 2011, including approximately $6,093 in accrued interest. As of December 31, 2011, the unpaid principal balance drawn from the line of credit was $5,078, which was fully repaid on March 31, 2012.

On July 30, 2012, the Company entered into a line of credit agreement for borrowing up to $500,000 from its Chairman of the Board and Chief Executive Officer pursuant to a promissory note. The note bears a 12% interest rate per annum. An aggregate of $79,300 was funded to the Company under the line of credit as of December 31, 2012. The principal balance of $79,300 and interest of $1,440 was fully repaid on October 11, 2012.

Exclusive License Agreement

On July 27, 2009, the Company entered into an exclusive license agreement with Ensisheim Partners LLC (“Ensisheim”), an entity solely owned by the Chairman and Chief Executive Officer of the Company and the Chief Scientific Officer of the Company, who is also the Company’s Chairman and CEO’s wife. Pursuant to that agreement, Ensisheim granted the Company an exclusive, worldwide, perpetual, irrevocable, royalty-bearing, license to the MASCT System, with the right to grant and authorize sublicenses. The license agreement provided that the Company would pay Ensisheim a royalty equal to 2% of net sales revenue, with a minimum royalty of $12,500 per fiscal quarter during the term of the agreement, which would have increased to a minimum royalty of $25,000 per fiscal quarter beginning in the quarter in which the first commercial sale of a licensed product would have taken place. From inception through December 31, 2010, the Company had incurred $16,250 in patent-related expenses under the license agreement with Ensisheim, and $0 subsequent to December 31, 2010.

On June 17, 2010, the Company and Ensisheim entered into an Assignment Agreement, whereby Ensisheim assigned to the Company all rights to the patents and patent applications underlying the MASCT System. Pursuant to the assignment, the Company will have all responsibility for prosecution, maintenance, and enforcement and will indemnify Ensisheim from any and all claims against the patent estate. Ensisheim retained no residual rights with respect to the patents and patent applications. In conjunction with the assignment, the Company terminated the exclusive license agreement between the Company and Ensisheim dated July 27, 2009. As a result of the termination, the Company has no further obligations with respect to royalty payments to Ensisheim due under the old licensing agreement. As a result, the $12,500 of patent royalty payable to Ensisheim recorded as accrued royalty payable at December 31, 2009 has been reversed through royalty expense during the second quarter of 2010.

Commercial Lease Agreement

On December 24, 2009, the Company entered into a commercial lease agreement with Ensisheim for office space located in Seattle, Washington. The lease provided for annual rent of $13,200, plus applicable sales tax. From inception through December 31, 2009, the Company incurred $248 of rent expense for the lease with security deposit of $1,100. For the period of January 1, 2010 through June 30, 2010, the Company incurred $6,600 of rent expense for the lease. On July 15, 2010 the Company and Ensisheim terminated the lease, effective July 1, 2010 and the Company commenced use of the facility rent free until April 1, 2011 when the commercial lease agreement the Company entered into with Sanders Properties, LLC became effective (see Note 13). The $1,100 security deposit paid to Ensisheim was received as of December 31, 2012.

Executive Compensation

On May 19, 2010, the Company entered into employment agreements with three executives, including its Chief Executive Officer, its former President, and its Chief Scientific Officer. The annual base salaries under each agreement were calculated based on combined consideration of the success of capital raise and the operating results of the Company, and capped at $360,000, $350,000, and $250,000, respectively for the three executives.

On July 22, 2010, in connection with the resignation and departure of Robert L. Kelly, the President and a director, the Company entered into a consulting agreement with a limited liability company controlled by Mr. Kelly. Under the agreement, the Company was to receive consulting services relating to capital raising and investor relations. The agreement was terminated by the Company in September 2010, through which time a total of $30,000 consulting expense had been paid.

On July 22, 2010, the Company restated and amended the employment agreements with its CEO and CSO. The agreements modified the base annual salary amounts to $250,000 and $200,000, respectively, effective retroactively to May 19, 2010. For the year ended December 31, 2011, the total amount of salaries and bonuses of the CEO and CSO was $693,048, of which $492,095 was recorded to research and development expense. For the year ended December 31, 2012, salaries and bonuses of CEO and CSO amounted to $322,590 and $243,554, of which $161,295 and $243,554 were recorded to research and development expense, respectively.

Share-Based Compensation

The amended employment agreement with the CEO, entered into on July 22, 2010, granted options to purchase 250,000 shares (or 565,830 shares prior to the reverse stock-split on September 28, 2010) at a price of $5.00 per share, in consideration of his service to the Company. Of these options, 25% (or 62,500 shares) vested on December 31, 2010 with the remaining 75% (or 187,500 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company. These options have five-year contractual terms.

The amended employment agreement with the CSO, entered into on July 22, 2010, granted options to purchase 100,000 shares (or 226,332 shares prior to the reverse stock-split on September 28, 2010) at a price of $5.00 per share in consideration of her service to the Company. Of these options, 25% (or 25,000 shares) vested on December 31, 2010 with the remaining 75% (or 75,000 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company. These options have five-year contractual terms.

On April 4, 2011, 45,000 non-qualified stock options were granted under the 2010 Plan to Dr. Tim Hunkapiller for being a member of the Company’s Scientific Advisory Board and consulting services to be provided to the Company, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest as follows:

(i)	11,250 option shares shall vest ninety (90) days after the date of grant;
(ii)	11,000 option shares shall vest one hundred and eighty (180) days after the date of grant;
(iii)	11,500 option shares shall vest two hundred and seventy (270) days after the date of grant;
(iv)	11,250 option shares shall vest three hundred and sixty (360) days after the date of grant.

On September 1, 2011, 219,000 incentive stock options were granted under the 2010 Plan to employees and officers as part of their employment agreements, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest and become exercisable as follows:

(i)	twenty-five percent (25%) of the underlying shares on the first anniversary of the date of grant; and
(ii)	one-forty eighth (1/48) of the underlying shares monthly thereafter.

On September 1, 2011, 200,000 non-qualified stock options were granted under the 2010 Plan to non-employee directors for services to be provided to the Company, at an exercise price of $1.25 per share. These options have a ten-year contractual term and shall vest and become exercisable as follows:

(i)	80,000 option shares shall vest on September 1, 2011;
(ii)	30,000 options shares shall vest on December 1, 2011;
(iii)	30,000 options shares shall vest on March 1, 2012;
(iv)	30,000 options shares shall vest on June 1, 2012;
(v)	30,000 options shares shall vest on September 1, 2012.

On April 30, 2012, 19,757 non-qualified stock options were granted under the 2010 Plan to non-employee directors for serving as directors of the Company, at an exercise price of $6.00 per share. These options have a ten-year contractual term and shall vest and become exercisable in full immediately as of the grant date.

On December 17, 2012, 228,000 stock options were granted under the 2010 Plan to employees as part of their employment agreements, at an exercise price of $4.24 per share. On December 20, 2012, 200,000 non-qualified stock options were granted outside of the 2010 Plan, but governed in all respects by the 2010 Plan, to an employee as part of his employment agreement, at an exercise price of $4.11 per share. These options each have a ten-year contractual term and shall vest and become exercisable as follows:

(i)	twenty-five percent (25%) of the underlying shares on the first anniversary of the date employment commence; and
(ii)	one-sixteenth (1/16) of the underlying shares quarterly thereafter.

In accordance with the guidance provided in ASC Topic 718, Stock Compensation (formerly SFAS 123R), the compensation costs associated with these options are recognized, based on the grant-date fair values of these options, over the requisite service period, or vesting period. Accordingly, the Company recognized a compensation expense of $121,812 and $140,056 for the years ended December 31, 2012 and 2011, respectively.

The Company estimated the fair value of these options using the Black-Scholes-Merton option pricing model based on the following weighted-average assumptions:

					Employees &		Non-employee		Non-employee		Employees		Employee
	CEO & CSO		Dr. Hunkapiller		Officers		Directors		Directors
Date of grant	22-Jul-10		4-Apr-11		1-Sep-11		1-Sep-11		30-Apr-12		17-Dec-12		20-Dec-12
Fair value of common stock on date of grant	$2.7560	(B)	$0.9060	(C)	$0.9060	(C)	$0.9060	(C)	$6.00	(D)	$4.24	(E)	$4.11	(E)
Exercise price of the options	$5.00		$1.25		$1.25		$1.25		$6.00		$4.24		$4.11
Expected life of the options (years)	3.33		5.31		5.65		5.65		5.00		5.74-6.10		6.11
Dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Expected volatility	58.59%		54.12%		53.90%		53.90%		62.46%		42.44-44.58%		42.44%
Risk-free interest rate	1.03%		2.26%		1.08%		1.08%		0.89%		0.91-0.99%		0.99%
Expected forfeiture per year (%)	0.00%		0.00%		(A)		0.00%		0.00%		0.00-10.00%		0.00%
Weighted-average fair value of the options (per unit)	$0.6744		$0.3729		$0.3579		$0.3579		$3.0367		$1.7426-1.7887		$1.7842

(A)	0.00% for the first year after the grant date, and 96.35% for every three months thereafter.
(B)	The fair value of the Company's common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received for the offering.
(C)	The fair value of the Company's common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
(D)	The fair value of the Company's common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.
(E)	The fair value of the Company's common stock was derived from the closing prices on the NASDAQ Capital Market as of the dates of grant.

In October 2010, the Company filed a Registration Statement on Form S-1 with the SEC. However, the market for early stage investments in medical technology transactions had deteriorated between mid-2010 and early 2011. In addition, the Company’s ability to negotiate with potential investors was limited. The Company’s cash position had also diminished since the summer of 2010 and the founders of the Company were unable to finance the Company at the level needed for growth. The withdrawal of the Registration Statement in February 2011 further weakened the impression of the Company in the market. The fair value of the Company’s common stock decreased from $2.756 in 2010 to $0.906 in 2011 primarily because the grants in 2011 relied on the arm’s-length negotiation of the private placement financing (for illiquid stock) as opposed to relying on an anticipated initial public offering (of publicly-traded stock), as was the case in 2010. The private placement transactions were between the company and over 200 accredited investors and ascribed a value of $0.906 to the Company’s common stock.

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the options.

(3)	Level 3 inputs include:

Expected lives- The expected lives of options granted were derived from the output of the option valuation model and represented the period of time that options granted are expected to be outstanding.

Expected forfeitures per year- The expected forfeitures are estimated at the dates of grant and will be revised in subsequent periods pursuant to actual forfeitures, if significantly different from the previous estimates.

Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the options using the calculated value method. The Company identified five to seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

The estimates of fair value from the model are theoretical values of stock options and changes in the assumptions used in the model could result in materially different fair value estimates. The actual value of the stock options will depend on the market value of the Company’s common stock when the stock options are exercised.

Notwithstanding that the fair market value of the Company’s common stock in September 2011 was $0.906 per share, the Company filed a Registration Statement on Form S-1 in February 2012 to offer shares of its common stock at $5.00 to $7.00 per share. This increase in share value is justified by the accomplishments achieved by the Company between September 2011 and February 2012. Specifically, the MASCT System manufacturing had been completed, supplies for the Field Experience Trial were completed and the Company had established an FDA-compliant inventory and warehousing facility. Further, the National Reference Laboratory for Breast Health, the Company’s wholly-owned subsidiary, was established as a Delaware corporation, was equipped and staffed, and the protocols and procedures needed to be a CLIA-registered facility were put in place. Moreover, the ForeCYTE test, which involves cytopathology and five biomarkers of hyperplasia and one biomarker of sample integrity, was completed, tested, and validated to CLIA standards. Computer hardware and software was acquired, set up, made operational, and the ForeCYTE report template, with unique reporting information for the requesting physician and a patient letter template, were created. The company explored and identified a technology for the ArgusCYTE test, negotiated a supply agreement with the supplier, and tested and validated the test. An ArgusCYTE report template was also established and a new reporting scheme invented and a patent application filed.

Further, the Company negotiated the acquisition of the FullCYTE Microcatheter System from Hologics, reestablished the supply chain and began preparing for a commercial launch later in 2012 or early 2013. In doing so, the Company increased its U.S. patent portfolio from 5 to 31 and its total portfolio of patents and applications to over 120. The Hologic patent estate also contains the key patents that permit microcatheter-based intraductal treatment of cancer and pre-cancer. The Company also prepared marketing documents for the launch of the ForeCYTE and ArgusCYTE tests, which occurred in December 2011. The Company launched a clinical trial of the FullCYTE microcatheter to establish the feasibility of performing Next Generation Sequencing on the samples obtained with the microcatheter, negotiated the acquisition of the NextCYTE technology, and is conducting a study of the utility of the technology in providing superior information in the setting of cancer diagnosis and treatment selection.

The Company also established third-party relationships to perform the reimbursement billing in anticipation of the commercial launch and to permit electronic remittance of testing revenue. The Company launched a Field Test Experience limited launch of both the ForeCYTE and ArgusCYTE tests on schedule in December 2011 and has seen significant market acceptance of both tests from the doctors and clinics using the tests. The Company passed a CLIA inspection and became CLIA-certified, has obtained several state licenses and has pending applications in all remaining states where licensure is required. Finally, the Board of Directors and scientific advisory board were each strengthened with the addition of key new executives and scientists.

The Board of Directors considered each of the foregoing achievements, and considered input from the Company’s investment bankers, in determining that the value of the Company supports a valuation of $5.00 to $7.00 per share of the Company’s common stock.

Options issued and outstanding as of December 31, 2012 and their activities during the twelve months then ended are as follows:

	Number of Underlying Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Contractual Life Remaining in Years
Outstanding as of January 1, 2012	608,000	$3.41
Granted	447,757	4.26
Expired	-	-
Forfeited	(3,621)	1.25
Outstanding as of December 31, 2012	1,051,636	3.78	7.12
Exercisable as of December 31, 2012	531,095	3.28	5.64
Vested and expected to vest (1)	1,048,845	3.78	7.12

(1) Includes vested shares and unvested shares after a forfeiture rate is applied.

As of December 31, 2012 and 2011, the aggregate intrinsic value of options outstanding was $1,150,416 and $329,053, respectively.

A summary of the status of the Company’s unvested shares as of December 31, 2012 and changes during the twelve month period then ended is presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested as of January 1, 2012	289,250	$159,013
Granted	447,757	822,659
Vested	(212,345)	(156,724)
Forfeited	(3,621)	(1,296)
Unvested as of December 31, 2012	520,541	$823,652

ASSET PURCHASE	12 Months Ended
Dec. 31, 2012
Asset Purchase [Abstract]
Schedule of Asset Purchase [Text Block]

NOTE 15: ASSET PURCHASE

On September 30, 2012, the Company entered into an asset purchase agreement with Acueity Healthcare, Inc (“Acueity”) to acquire substantially all of the assets of Acueity. Through the asset purchase, the Company acquired 35 issued patents (18 issued in the U.S. and 17 issued in foreign countries), 41 patent applications (32 in the U.S. and 9 in foreign countries), six 510(k) FDA marketing authorizations related to the manufacturing, use, and sale of the Viaduct Miniscope and accessories, the Manoa Breast Biopsy system, the Excisor Bioptome, the Acueity Medical Light Source, the Viaduct Microendoscope and accessories, and cash in the amount of $400,000; no liabilities were assumed in the transaction. In consideration for the assets, the Company issued 862,500 shares of common stock, valued at $5.00 per share, the offering price listed on the prospectus filed pursuant to Rule 424(b)(4) on November 9, 2012, and warrants to purchase up to 325,000 shares of common stock at an exercise price of $5.00 per share, to the shareholders of Acueity, subject to a six-month lock up agreement. The warrants, which have a five-year term, do not have a cashless exercise provision. The warrants were valued at $2.3457 per warrant, using a Black-Scholes-Merton Valuation Technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk-free rates) necessary to determine the fair value of the warrants (see Note 10). There are no future financial obligations from the Company to Acueity from the commercialization of the acquired assets.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16: SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 27, 2013, the date which the consolidated financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2012 have been incorporated into these consolidated financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events”.

Recent Share and Option Issuances

The Company has issued the following securities pursuant to exemptions from registration under the Securities Act of 1933, as amended (the “Act”):

1.	On January 4, 2013, the Company granted 500,000 stock options (405,000 of which were not registered under the Act) to Kyle Guse in connection with his employment as Chief Financial Officer, General Counsel and Secretary. The options have an exercise price of $4.11 per share, the fair market value of the Company’s Common Stock on the date of grant, and vest 25% at the end of the first year of employment and one-sixteenth (1/16) quarterly over the following three years.

2.	On January 13, 2013, the Company issued a warrant to purchase 60,000 shares of Common Stock to a consultant as compensation for services to the Company. The warrant has an exercise price of $4.24 per share which was the fair market value of the Company’s Common Stock on the date of grant. The warrant has a net-exercise feature and it vests monthly over one year so long as the consultant continues to provide services to the Company.

3.	On January 24, 2013, the Company issued 32,186 shares of Common Stock to consultants as compensation for the performance of services to the Company. The aggregate value of shares issued was $143,550, or $4.46 per share, the fair market value of the Company’s Common Stock on the date of issuance.

4.	On February 25, 2013 the Company issued 1,081,782 shares of Common Stock and on February 28, 2013 the Company issued 139,971 shares of Common Stock each upon exercise of outstanding warrants. These warrants were exercised on a “net” basis without additional consideration received by the Company. These warrants were originally issued in 2011 in connection with the Company’s private placement to accredited investors pursuant to Rule 506 of Regulation D under the Act. The shares issued upon exercise of the warrants remain subject to the six-month lock-up agreements between the holders of the shares and Dawson James Securities, Inc. that were entered into in connection with the Company’s initial public offering.

The above securities were issued and sold pursuant to an exemption from registration under Section 4(a)(2) of the Act as transactions by an issuer not involving any public offering.

As of the date of filing this prospectus, management was still in the process of determining the fair value of the 500,000 stock options and the 60,000 warrants issued as described above, in accordance with FASB ASC Topic 718.

SUMMARY OF ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation:

The accompanying consolidated financial statements include the financial statements of Atossa Genetics Inc. and its wholly-owned subsidiary NRLBH. All significant intercompany account balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements that management believes to be applicable to the Company. The adoption of these accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition:

Overview

The Company recognizes product and service revenue in accordance with GAAP when the following overall fundamental criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or the service has been performed, (iii) the Company’s price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured.

Product Revenue

The Company recognizes revenue for sales of the MASCT kits and devices upon receipt of cash as the company has an insufficient sales history on which to determine the collectability. Shipping documents and the completion of any customer acceptance requirements, when applicable, will be used to verify product delivery. The Company will assess whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. Once a history of sales and collectability has been established, the company will recognize revenue on an accrual basis with an offsetting reserve for doubtful accounts based on the history during the initial sales period.

Service Revenue

The Company records revenue for diagnostic testing on an accrual basis at the Medicare allowed and invoiced amount. Amounts invoiced above the Medicare amount, namely non-Medicare, are not recognized on an accrual basis and instead are recognized on a cash basis as received. Diagnostic testing revenue at the Medicare rate is recognized upon completion of the test, communication of results to the patient’s physician, and when collectability is reasonably assured. Customer purchase orders and/or contracts will generally be used to determine the existence of an arrangement. Once the Company has historical sales and can determine the proper amount to recognize as uncollectible, it will then begin to recognize the entire amount, both Medicare and non-Medicare billing on an accrual basis, with an offsetting allowance for doubtful accounts recorded based on history. The Company estimates it will utilize the diagnostic testing revenue history once it reaches 12 months of collection data to determine a proper allowance for doubtful accounts.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents:

Cash and cash equivalents include cash and all highly liquid instruments with original maturities of three months or less.

As of December 31, 2012 and 2011, $0 and $1,000,000 of cash was restricted as collateral for a commercial line of credit obtained from JPMorgan Chase Bank in September 2011 (see Note 8), respectively. These amounts were designated as restricted cash under current assets on our consolidated balance sheets.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable:

Accounts receivable are recorded at net realizable value consisting of the carrying amount less allowance for doubtful accounts, as needed. We assess the collectability of accounts receivable based primarily upon the creditworthiness of the customer as determined by credit checks and analysis, as well as the customer’s payment history. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to evaluate the adequacy of these reserves. As of December 31, 2012 and 2011, no allowance for doubtful accounts was assessed or recorded.

Inventory, Policy [Policy Text Block]

Inventories:

The Company’s inventories are stated at lower of cost or market. Cost is determined on a moving-average basis. Costs of inventories include purchase and related costs incurred in delivering the products to their present location and condition. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. Inherent in the lower of cost or market calculation are several significant judgments based on a review of the aging of the inventory, inventory movement of products, economic conditions, and replacement costs. Because the sales price of the MASCT System was substantially lower than its cost for the years ended December 31, 2012 and 2011, resulting in the net realizable value of the MASCT System being determined at zero as of the balance sheet dates through taking the average sales price subtracted by selling expenses per unit, a $29,884 and $92,026 loss on reduction of inventory to the lower of cost or market was assessed and recorded as of and for the period and for the year then ended, respectively. Additionally, management periodically evaluates the composition of its inventories at least quarterly to identify slow-moving and obsolete inventories to determine if any valuation allowance is required. As of December 31, 2012 and December 31, 2011, management had identified no slow moving or obsolete inventory.

The Company provides, either directly or through distributors, the ForeCYTE testing specimen collection kits to doctors with our MASCT System for doctors to collect specimens that are returned to the Company for diagnostic analysis. These collection kits are considered part of the MASCT System. During the initial marketing phase, the Company has decided to distribute the kits to customers at no cost and bundle them with the MASCT System, and has not intended to deem the kits as a primary product line due to their nominal cost and value per unit. As a result, the kits are immediately expensed and recorded as selling expense upon purchasing of the kits. For the years ended December 31, 2012 and 2011, selling expense of $55,282 and $0 was recorded related to the ForeCYTE kits, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, plant, and equipment:

Property, plant and equipment are stated at cost less accumulated depreciation.  Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized.  When property, plant and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life (in years)
Machinery and equipment	5
Leasehold improvements	2.083

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible assets:

Intangible assets consist of intellectual property and software acquired in the Acueity asset purchase. At least annually, we evaluate purchased intangibles for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Estimating future cash flows related to an intangible asset involves significant estimates and assumptions. If our assumptions are not correct, there could be an impairment loss or, in the case of a change in the estimated useful life of the asset, a change in amortization expense. There was no impairment of intangible assets as of and for the years ended December 31, 2012 and 2011.

Amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life (in years)
Patents	9-14
Software	3

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expenses:

Research and development costs are generally expensed as incurred. The Company’s research and development expenses consist of costs incurred for internal and external research and development.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share Based Payments:

In December 2004, the Financial Accounting Standards Board, or the FASB, issued the Statement of Financial Accounting Standards, or SFAS, No. 123(R), “Share-Based Payment”, which replaces SFAS No. 123 and supersedes APB Opinion No. 25. SFAS No. 123(R) is now included in the FASB’s ASC Topic 718, “Compensation – Stock Compensation.” Under SFAS No. 123(R), companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees or independent contractors are required to provide services. Share-based compensation arrangements include stock options and warrants, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. In March 2005, the SEC issued Staff Accounting Bulletin No. 107, or SAB 107, which expresses views of the staff regarding the interaction between SFAS No. 123(R) and certain SEC rules and regulations and provides the staff’s views regarding the valuation of share-based payment arrangements for public companies. SFAS No. 123(R) permits public companies to adopt its requirements using one of two methods. On April 14, 2005, the SEC adopted a new rule amending the compliance dates for SFAS No. 123(R). Companies may elect to apply this statement either prospectively, or on a modified version of retrospective application under which financial statements for prior periods are adjusted on a basis consistent with the pro forma disclosures required for those periods under SFAS No. 123.

The Company has fully adopted the provisions of FASB ASC 718 and related interpretations as provided by SAB 107. As such, compensation cost is measured on the date of grant as the fair value of the share-based payments. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life [Table Text Block]	Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:
Useful Life (in years)
Machinery and equipment	5
Leasehold improvements	2.083

Schedule of Finite-Lived Intangible Assets [Table Text Block]	Amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:
Useful Life (in years)
Patents	9-14
Software	3

PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Prepaid expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Prepaid insurances	$62,551	$14,146
Prepaid payroll taxes	40,082	-
Prepaid hardware/software maintenance and support service fee	-	12,850
Prepaid media relations service fee	20,000	-
Prepaid rent	-	4,188
	$122,633	$31,184

PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2012	2011
Machinery and equipment	$97,383	$86,465
Leasehold improvements	93,664	-
Less: Accumulated depreciation	(31,080)	(5,998)
Property, plant, and equipment, net	$159,967	$80,467

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible assets consisted of the following:
	December 31,	December 31,
	2012	2011
Patents	$4,704,853	$-
Software	50,466	50,466
Less: Accumulated amortization	(115,095)	(9,625)
	$4,640,224	$40,841

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Future estimated amortization expenses as of December 31, 2012 for the five succeeding years is as follows:

As of December 31,	Amounts
2013	$374,415
2014	364,790
2015	357,593
2016	357,593
2017	357,593
Thereafter	2,828,240
$4,640,224

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Accrued expenses	$1,374,384	$201,113
Accrued bonus payable	189,131	153,830
Accrued payroll tax liabilities	18,866	87,386
Accrued interest	-	-
	$1,582,381	$442,329

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Investor, Placement Agent1 and Placement Agent2 Warrants [Member]
Schedule of Fair Value of Warrants [Table Text Block]
               The following tables reflect assumptions used to determine the fair value of the Warrants:

		April-June 2011	December 2011
	Fair Value Hierarchy Level	Investor Warrants	Placement Agent Warrants	Placement Agent Warrants

Indexed shares		5,256,800	788,520	788,520
Exercise price		$1.60	$1.60	$1.25

Significant assumptions:
Stock price	3	$0.906	$0.906	$0.906
Remaining term	3	6 years	6 years	6 years
Risk free rate	2	2.49%	1.12%	1.12%
Expected volatility	3	53.55%	54.21%	54.21%

Acueity Warrants [Member]
Schedule of Fair Value of Warrants [Table Text Block]

The Acueity Warrants were valued at $762,353 or $2.3457 per warrant. The following tables reflect assumptions used to determine the fair value of the Warrants:

	Fair Value Hierarchy	September 2012
	Level	Acueity Warrants

Indexed shares		325,000
Exercise price		$5.00

Significant assumptions:
Stock price	3	$5.00
Remaining term	3	5 years
Risk free rate	2	0.62%
Expected volatility	3	56.54%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

The future minimum lease payments due subsequent to December 31, 2012 under all non-cancelable operating leases for the next five years are as follows:

As of December 31,	Amount
2013	$262,159
2014	246,808
2015	-
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$508,967

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Company estimated the fair value of these options using the Black-Scholes-Merton option pricing model based on the following weighted-average assumptions:

					Employees &		Non-employee		Non-employee		Employees		Employee
	CEO & CSO		Dr. Hunkapiller		Officers		Directors		Directors
Date of grant	22-Jul-10		4-Apr-11		1-Sep-11		1-Sep-11		30-Apr-12		17-Dec-12		20-Dec-12
Fair value of common stock on date of grant	$2.7560	(B)	$0.9060	(C)	$0.9060	(C)	$0.9060	(C)	$6.00	(D)	$4.24	(E)	$4.11	(E)
Exercise price of the options	$5.00		$1.25		$1.25		$1.25		$6.00		$4.24		$4.11
Expected life of the options (years)	3.33		5.31		5.65		5.65		5.00		5.74-6.10		6.11
Dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Expected volatility	58.59%		54.12%		53.90%		53.90%		62.46%		42.44-44.58%		42.44%
Risk-free interest rate	1.03%		2.26%		1.08%		1.08%		0.89%		0.91-0.99%		0.99%
Expected forfeiture per year (%)	0.00%		0.00%		(A)		0.00%		0.00%		0.00-10.00%		0.00%
Weighted-average fair value of the options (per unit)	$0.6744		$0.3729		$0.3579		$0.3579		$3.0367		$1.7426-1.7887		$1.7842

(A)	0.00% for the first year after the grant date, and 96.35% for every three months thereafter.
(B)	The fair value of the Company's common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received for the offering.
(C)	The fair value of the Company's common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
(D)	The fair value of the Company's common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.
(E)	The fair values of the Company's common stock were derived from the closing prices on the NASDAQ Capital Market as of the dates of grant.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Options issued and outstanding as of December 31, 2012 and their activities during the twelve months then ended are as follows:

	Number of Underlying Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Contractual Life Remaining in Years
Outstanding as of January 1, 2012	608,000	$3.41
Granted	447,757	4.26
Expired	-	-
Forfeited	(3,621)	1.25
Outstanding as of December 31, 2012	1,051,636	3.78	7.12
Exercisable as of December 31, 2012	531,095	3.28	5.64
Vested and expected to vest (1)	1,048,845	3.78	7.12

(1) Includes vested shares and unvested shares after a forfeiture rate is applied.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award Non-Vested Shares [Table Text Block]

A summary of the status of the Company’s unvested shares as of December 31, 2012 and changes during the twelve month period then ended is presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested as of January 1, 2012	289,250	$159,013
Granted	447,757	822,659
Vested	(212,345)	(156,724)
Forfeited	(3,621)	(1,296)
Unvested as of December 31, 2012	520,541	$823,652

NATURE OF OPERATIONS (Details Textual) (USD $)	9 Months Ended	12 Months Ended		44 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue, Net		$ 481,842	$ 1,500	$ 483,342
Cash Acquired from Acquisition	$ 400,000

SUMMARY OF ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	2 years 0 months 30 days

SUMMARY OF ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	14 years
Software [Member]
Finite-Lived Intangible Asset, Useful Life	3 years

SUMMARY OF ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended		44 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Restricted Cash	$ 0	$ 1,000,000	$ 0
Loss on Reduction of Inventory	29,884	92,026	121,910
Selling Expense	466,821	160,851	639,876
ForeCYTE kits
Selling Expense	$ 55,282	$ 0

PREPAID EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid insurances	$ 62,551	$ 14,146
Prepaid payroll taxes	40,082	0
Prepaid hardware/software maintenance and support service fee	0	12,850
Prepaid media relations service fee	20,000	0
Prepaid rent	0	4,188
Prepaid expense	$ 122,633	$ 31,184

RENTAL DEPOSITS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits Assets, Current	$ 0	$ 2,200

PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Machinery and equipment	$ 97,383	$ 86,465
Leasehold improvements	93,664	0
Less: Accumulated depreciation	(31,080)	(5,998)
Property, plant, and equipment, net	$ 159,967	$ 80,467

PROPERTY, PLANT, AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 25,082	$ 3,920

INTANGIBLE ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents	$ 4,704,853	$ 0
Software	50,466	50,466
Less: Accumulated amortization	(115,095)	(9,625)
Intangible assets, net	$ 4,640,224	$ 40,841

INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 374,415
2014	364,790
2015	357,593
2016	357,593
2017	357,593
Thereafter	2,828,240
Intangible assets, net	$ 4,640,224	$ 40,841

INTANGIBLE ASSETS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net	$ 4,640,224	$ 40,841
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net	50,466	50,466
Amortization of Intangible Assets	17,090	9,625
Patents [Member]
Finite-Lived Intangible Assets, Net	4,704,853	0
Amortization of Intangible Assets	$ 88,650	$ 0

LINE OF CREDIT (Details Textual) (USD $)	1 Months Ended
	Jul. 23, 2012	Jul. 31, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 28, 2011 J P Morgan [Member]
Line of Credit Facility, Expiration Date			Jun 28, 2012
Debt Instrument, Maturity Date, Description	Company entered into a business loan extension agreement with JPMorgan Chase Bank to extend the loan for three months from the original maturity date
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000
Debt Instrument, Description of Variable Rate Basis		The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s).
Line of Credit				0	1,000,000
Line of Credit Facility, Interest Rate at Period End				2.76%	2.21%
Restricted cash				$ 0	$ 1,000,000

ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses	$ 1,374,384	$ 201,113
Accrued bonus payable	189,131	153,830
Accrued payroll tax liabilities	18,866	87,386
Accrued interest	0	0
Accrued Liabilities, Current	$ 1,582,381	$ 442,329

STOCKHOLDERS' EQUITY (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011 Placement Agent1 [Member]	Dec. 31, 2011 Placement Agent2 [Member]	Jun. 30, 2011 Investor Warrants [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Placement Agent1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Placement Agent2 [Member]	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] Investor Warrants [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Placement Agent1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Placement Agent2 [Member]	Jun. 30, 2011 Fair Value, Inputs, Level 2 [Member] Investor Warrants [Member]
Indexed shares		788,520	788,520	5,256,800
Exercise price		$ 1.6	$ 1.25	$ 1.6
Significant assumptions:
Stock price	$ 5				$ 0.906	$ 0.906	$ 0.906
Remaining term					6 years	6 years	6 years
Risk free rate								1.12%	1.12%	2.49%
Expected volatility					54.21%	54.21%	53.55%

STOCKHOLDERS' EQUITY (Details 1) (USD $)	9 Months Ended
Sep. 30, 2012
Significant assumptions:
Stock price	$ 5
Acueity Warrants [Member]
Indexed shares	325,000
Exercise price	$ 5
Acueity Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Significant assumptions:
Stock price	$ 5
Remaining term	5 years
Expected volatility	56.54%
Acueity Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Significant assumptions:
Risk free rate	0.62%

STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended						3 Months Ended	1 Months Ended	3 Months Ended			3 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 01, 2012 Non-Qualified Under 2010 Stock Option Plan [Member]	Apr. 04, 2011 Non-Qualified Under 2010 Stock Option Plan [Member]	Dec. 20, 2012 Inducement Stock Options 2010 Plans [Member]	Dec. 17, 2012 Stock Option and Incentive Plan 2010 [Member]	Sep. 28, 2010 Stock Option and Incentive Plan 2010 [Member]	Dec. 31, 2012 Investor Warrants [Member]	Jun. 30, 2011 Private Placement [Member]	Nov. 07, 2012 Ipo [Member]	Jun. 30, 2011 Securities Purchase Agreements, Investor Warrants [Member]	Jun. 30, 2011 Placement Agent Additional Warrants [Member]	Dec. 31, 2012 Placement Agent1 [Member]	Jun. 30, 2011 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent2 [Member]	Sep. 30, 2012 Acueity Warrants [Member]	Sep. 28, 2010 Prior to Reverse Share Split on September 28, 2010 [Member] Stock Option and Incentive Plan 2010 [Member]	Apr. 29, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Apr. 29, 2009 Chief Executive Officer [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jul. 28, 2009 Director [Member]	Jul. 28, 2009 Director [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 30, 2012 Member of Board of Directors [Member] Non-Qualified Under 2010 Stock Option Plan [Member]	Dec. 28, 2009 Ensisheim Partners Llc [Member]	Apr. 29, 2009 Ensisheim Partners Llc [Member]	Dec. 28, 2009 Ensisheim Partners Llc [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 29, 2009 Ensisheim Partners Llc [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 29, 2009 Manistee Ventures Llc [Member]	Apr. 29, 2009 Manistee Ventures Llc [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 21, 2010 Forty-Four Investors [Member] Numbers	Jan. 21, 2010 Forty-Four Investors [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 21, 2010 Servicer [Member]	Jan. 21, 2010 Servicer [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 21, 2010 Shareholder [Member] Numbers	Jan. 21, 2010 Shareholder [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 23, 2010 Investor [Member]	Jan. 23, 2010 Investor [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 27, 2010 Website Development Services [Member]	Apr. 27, 2010 Website Development Services [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Sep. 30, 2012 Shareholders of Acueity [Member]	Sep. 30, 2011 Employees and Officers [Member]
Total Shares Authorized			85,000,000
Common Stock, Shares Authorized			75,000,000	75,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split	1-for-2.26332
Stock Issued During Period, Shares, Issued for Cash																					883,662		2,000,000	39,765	90,000		883,658	1,767,316	2,000,000	4,000,000	1,325,487	3,000,000	866,007	1,960,000	866,007	1,960,000	866,007	1,960,000	35,346	80,000
Stock Issued During Period, Value, Issued for Cash			$ 3,454,000	$ 5,713,785	$ 102,000																$ 12,000			$ 540			$ 100,000	$ 24,000			$ 18,000		$ 98,000						$ 4,000
Stock Issued During Period, Shares, New Issues													800,000						862,500																132,549	300,000	13,255	30,000
Stock Issued During Period, Value, New Issues																																			15,000								4,312,500
Stock Issued During Period, Shares, Issued for Services																																									13,256	30,000
Stock Issued During Period, Value, Issued for Services					71,000																																				50,000
Stock Issued During Period, Shares, Acquisitions		862,500																																									862,500
Additional Stock Issued During Period, Shares, Issued for Cash																																					53,020	120,000
Equity Issuance, Per Share Amount																					$ 0.014		$ 0.006	$ 0.014	$ 0.006		$ 0.11	$ 0.014	$ 0.05	$ 0.006	$ 0.014	$ 0.006	$ 0.11	$ 0.05	$ 0.11	$ 0.05	$ 0.11	$ 0.05	$ 0.11	$ 0.05			$ 5
Number of Investors																																	44				44
Sale of Stock, Number of Shares Issued in Transaction														5,256,800
Sale of Stock, Price Per Share														$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														5,256,800	788,520		788,520		325,000
Common Stock Offering Price													$ 5
Proceeds from Issuance Initial Public Offering													3,454,000
Underwriting Commision and Discount													546,000
Proceeds from Issuance of Private Placement														6,571,000
Cash Fee Equals to Percentage of Gross Proceeds from Sale of Common Stock and Warrants												10.00%
Percentage of Non-Accountable Expense Allowance												3.00%
Fees and Commissions, Other												857,230			1.25		1.6
Warrants and Rights Outstanding											1,808,025					228,712		267,164	762,353
Exercise Price of Common Stock																			$ 5
Fair Value of Warrants (in dollars per warrant)											$ 0.334					$ 0.29		$ 0.339	$ 2.3457
Initial Fair Value of Warrants												$ 495,876
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										10 years
Common Stock, Capital Shares Reserved for Future Issuance										1,000,000										2,263,320
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			447,757			200,000	45,000	200,000	228,000													250,000				19,757																		219,000

CONCENTRATION OF CREDIT RISK (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash, FDIC Insured Amount	$ 250,000
Cash, Uninsured Amount	$ 1,475,197	$ 2,660,821

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
2013	$ 262,159
2014	246,808
2015	0
2016	0
2017	0
Thereafter	0
Total minimum lease payments	$ 508,967

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Robert Kelly [Member]	Sep. 29, 2010 Lease Agreement 2010 [Member] Complegen Inc [Member]	Dec. 31, 2012 Lease Agreement 2010 [Member] Complegen Inc [Member]	Mar. 04, 2011 Lease Agreement March 2011 [Member] Sanders Properties, Llc [Member]	Dec. 31, 2012 Lease Agreement March 2011 [Member] Sanders Properties, Llc [Member]	Jul. 09, 2011 Lease Agreement July 2011 [Member] Sanders Properties, Llc [Member]	Dec. 31, 2012 Lease Agreement July 2011 [Member] Sanders Properties, Llc [Member]	Sep. 27, 2011 Lease Agreement September 2011 [Member] Sanders Properties, Llc [Member]	Mar. 31, 2012 Lease Agreement September 2011 [Member] Sanders Properties, Llc [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member]	Dec. 31, 2012 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member] Monthly Rent for Period from February 24, 2012 o August 31, 2012 [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member] Monthly Rent for Period from September 1, 2012 to August 31, 2013 [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member] Monthly Rent for Period from September 1, 2013 to November 29, 2014 [Member]
Monthly Lease Rent				$ 3,658		$ 1,100		$ 600		$ 1,400				$ 16,395	$ 19,923	$ 20,548
Security Deposit	36,446	5,157		3,658		1,500		1,200		1,000		32,789
Enhanced Lease Rent					4,267
Operating Leases, Rent Expense					46,529		13,200		4,200		8,400		208,581
Lease Expiration Date						Mar 31, 2013		Jul 31, 2012		Mar 31, 2012		Nov 29, 2014
Lease Expiration Date, Description					The lease terms are from September 29, 2010 through March 31, 2011, at which time the lease has converted to month to month unless two months' prior written notice of the intent to terminate the agreement is given.
Loss Contingency, Damages Sought, Value			$ 450,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Chief Executive Officer and Chief Scientific Officer [Member]
Date of grant	Jul 22, 2010
Fair value of common stock on date of grant	$ 2.756	[1]
Exercise price of the options	$ 5
Expected life of the options (years)	3 years 3 months 29 days
Dividend yield	0.00%
Expected volatility	58.59%
Risk-free interest rate	1.03%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	0.6744
Employees and Officers [Member]
Date of grant	Sep 1, 2011
Fair value of common stock on date of grant	$ 0.906	[2]
Exercise price of the options	$ 1.25
Expected life of the options (years)	5 years 7 months 6 days
Dividend yield	0.00%
Expected volatility	53.90%
Risk-free interest rate	1.08%
Expected forfeiture per year (%)		[3]
Weighted-average fair value of the options (per unit)	0.3579
Employees [Member] | Stock Option One [Member]
Date of grant	Dec 17, 2012
Fair value of common stock on date of grant	$ 4.24	[4]
Exercise price of the options	$ 4.24
Dividend yield	0.00%
Employees [Member] | Stock Option One [Member] | Minimum [Member]
Expected life of the options (years)	5 years 8 months 26 days
Expected volatility	42.44%
Risk-free interest rate	0.91%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	1.7426
Employees [Member] | Stock Option One [Member] | Maximum [Member]
Expected life of the options (years)	6 years 1 month 6 days
Expected volatility	44.58%
Risk-free interest rate	0.99%
Expected forfeiture per year (%)	10.00%
Weighted-average fair value of the options (per unit)	1.7887
Employees [Member] | Stock Option Two [Member]
Date of grant	Dec 20, 2012
Fair value of common stock on date of grant	$ 4.11	[4]
Exercise price of the options	$ 4.11
Expected life of the options (years)	6 years 1 month 10 days
Dividend yield	0.00%
Expected volatility	42.44%
Risk-free interest rate	0.99%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	1.7842
Non Employee Director [Member] | Stock Option One [Member]
Date of grant	Sep 1, 2011
Fair value of common stock on date of grant	$ 0.906	[2]
Exercise price of the options	$ 1.25
Expected life of the options (years)	5 years 7 months 6 days
Dividend yield	0.00%
Expected volatility	53.90%
Risk-free interest rate	1.08%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	0.3579
Non Employee Director [Member] | Stock Option Two [Member]
Date of grant	Apr 30, 2012
Fair value of common stock on date of grant	$ 6	[5]
Exercise price of the options	$ 6
Expected life of the options (years)	5 years
Dividend yield	0.00%
Expected volatility	62.46%
Risk-free interest rate	0.89%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	3.0367
Dr.Hunkapiller [Member]
Date of grant	Apr 4, 2011
Fair value of common stock on date of grant	$ 0.906	[2]
Exercise price of the options	$ 1.25
Expected life of the options (years)	5 years 3 months 22 days
Dividend yield	0.00%
Expected volatility	54.12%
Risk-free interest rate	2.26%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	0.3729

[1]	The fair value of the Company's common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received for the offering.
[2]	The fair value of the Company's common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
[3]	0.00% for the first year after the grant date, and 96.35% for every three months thereafter.
[4]	The fair values of the Company's common stock were derived from the closing prices on the NASDAQ Capital Market as of the dates of grant.
[5]	The fair value of the Company's common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012
Number of Underlying Shares, Outstanding, Beginning balance (in shares)	608,000
Number of Underlying Shares, Granted (in shares)	447,757
Number of Underlying Shares, Expired (in shares)	0
Number of Underlying Shares, Forfeited (in shares)	(3,621)
Number of Underlying Shares, Outstanding, Ending balance (in shares)	1,051,636
Number of Underlying Shares, Exercisable (in shares)	531,095
Number of Underlying Shares, Vested and expected to vest (in shares)	1,048,845	[1]
Weighted-Average Exercise Price Per Share, Outstanding, Beginning balance (in dollars per share)	$ 3.41
Weighted-Average Exercise Price Per Share, Granted (in dollars per share)	$ 4.26
Weighted-Average Exercise Price Per Share, Expired (in dollars per share)	$ 0
Weighted-Average Exercise Price Per Share, Forfeited (in dollars per share)	$ 1.25
Weighted-Average Exercise Price Per Share, Outstanding, Ending balance (in dollars per share)	$ 3.78
Weighted-Average Exercise Price Per Share, Exercisable (in dollars per share)	$ 3.28
Weighted-Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)	$ 3.78	[1]
Weighted-Average Contractual Life Remaining in Years, Outstanding	7 years 1 month 13 days
Weighted-Average Contractual Life Remaining in Years, Exercisable	5 years 7 months 20 days
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest	7 years 1 month 13 days	[1]

[1]	Includes vested shares and unvested shares after a forfeiture rate is applied.

RELATED PARTY TRANSACTIONS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares, Unvested, Beginning balance (in shares)	289,250
Shares, Granted (in shares)	447,757
Shares, Vested (in shares)	(212,345)
Shares, Forfeited (in shares)	(3,621)
Shares, Unvested, Ending balance (in shares)	520,541
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance (in dollars)	$ 159,013
Weighted-Average Grant-Date Fair Value, Granted (in dollars)	822,659
Weighted-Average Grant-Date Fair Value, Vested (in dollars)	(156,724)
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars)	(1,296)
Weighted-Average Grant-Date Fair Value, Unvested Ending balance (in dollars)	$ 823,652

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended		44 Months Ended	1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended		20 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended				6 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 29, 2012 Minimum [Member]	Feb. 29, 2012 Maximum [Member]	Jun. 30, 2010 Ensisheim Partners Llc [Member]	Dec. 31, 2009 Ensisheim Partners Llc [Member]	Dec. 31, 2012 Ensisheim Partners Llc [Member]	Dec. 31, 2009 Ensisheim Partners Llc [Member]	Dec. 31, 2010 Ensisheim Partners Llc [Member]	Jun. 30, 2010 Ensisheim Partners Llc [Member] Royalty Payments Expense [Member]	Dec. 31, 2010 Robert L.Kelly [Member]	Dec. 31, 2011 Dr.Hunkapiller [Member] Stock Option and Incentive Plan 2010 [Member]	Oct. 11, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Mar. 31, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Dec. 31, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Jul. 30, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Mar. 31, 2011 Board Of Directors Chairman and Chief Executive Office [Member]	Nov. 03, 2010 Board Of Directors Chairman and Chief Executive Office [Member]	Jun. 30, 2010 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	May 16, 2011 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	May 26, 2009 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	Mar. 31, 2011 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Jun. 30, 2010 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Dec. 31, 2010 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	May 19, 2011 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member] Prior To Reverse Stock Split [Member]	Dec. 31, 2012 Chief Executive Officer [Member] Research and Development Expense [Member]	Dec. 31, 2010 Former President [Member]	Dec. 31, 2012 Chief Scientific Officer [Member]	Dec. 31, 2010 Chief Scientific Officer [Member]	Dec. 31, 2010 Chief Scientific Officer [Member] Prior To Reverse Stock Split [Member]	Dec. 31, 2012 Chief Scientific Officer [Member] Research and Development Expense [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Scientific Officer [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Scientific Officer [Member] Research and Development Expense [Member]	Dec. 31, 2012 Employees and Officers [Member]	Dec. 31, 2011 Employees and Officers [Member] Stock Option and Incentive Plan 2010 [Member]	Dec. 31, 2012 Employees and Officers [Member] Non-Qualified Stock Options Were Granted Under The 2010 Plan [Member]	Dec. 31, 2011 Employees and Officers [Member] Non-Qualified Stock Options Were Granted Under The 2010 Plan [Member]	Dec. 31, 2012 Employees and Officers [Member] Non Qualified Stock Options Were Granted Outside Of 2010 Plan [Member]	Dec. 31, 2011 Non-Employee Director [Member] Stock Option and Incentive Plan 2010 [Member] Stock Option One [Member]	Dec. 31, 2012 Non-Employee Director [Member] Stock Option and Incentive Plan 2010 [Member] Stock Option Two [Member]
Short-term Debt																						$ 5,000
Debt Instrument, Interest Rate, Stated Percentage																			10.00%	10.00%				10.00%
Debt Instrument, Maturity Date																				Dec 31, 2010
Interest Payable, Current	0	0	0																		439					8,959
Debt Instrument, Face Amount																								100,000
Loan Processing Fee																							4,000	4,000	4,000
Line of Credit Facility, Maximum Borrowing Capacity																	500,000		500,000
Line of Credit Facility, Interest Rate During Period																12.00%
Line of Credit Facility, Current Borrowing Capacity																79,300		140,000
Line of Credit Facility, Accrued Interest														1,440				6,093
Line of Credit Facility, Periodic Payment, Principal														79,300	5,078
Exclusive License Agreement, Royalty Percentage									2.00%
Exclusive License Agreement, Minimum Royalty									12,500
Exclusive License Agreement, Minimum Royalty Increased									25,000
Patents Expenses								0		16,250
Other Operating Income											12,500
Operating Lease Annual Rent							13,200
Operating Leases, Rent Expense						6,600	248
Security Deposit Related to Lease							1,100		1,100
Security Deposit Refund								1,100
Annual Base Salary																												360,000			350,000		250,000
Consulting Expense												30,000
Salaries and Bonus																											322,590			161,295		243,554			243,554	693,048	492,095
Modified Annual Base Salary																												250,000					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	447,757												45,000															250,000	565,830				100,000	226,332					219,000	228,000		200,000	200,000	19,757
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights													(i) 11,250 option shares shall vest ninety (90) days after the date of grant; (ii) 11,000 option shares shall vest one hundred and eighty (180) days after the date of grant; (iii) 11,500 option shares shall vest two hundred and seventy (270) days after the date of grant; (iv) 11,250 option shares shall vest three hundred and sixty (360) days after the date of grant.															25% (or 62,500 shares) vested on December 31, 2010 with the remaining 75% (or 187,500 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company.					25% (or 25,000 shares) vested on December 31, 2010 with the remaining 75% (or 75,000 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company.						(i) twenty-five percent (25%) of the underlying shares on the first anniversary of the date of grant; and (ii) one-forty eighth (1/48) of the underlying shares monthly thereafter.	(i) twenty-five percent (25%) of the underlying shares on the first anniversary of the date employment commence; and (ii) one-sixteenth (1/16) of the underlying shares quarterly thereafter.			(i) 80,000 option shares shall vest on September 1, 2011; (ii) 30,000 options shares shall vest on December 1, 2011; (iii) 30,000 options shares shall vest on March 1, 2012; (iv) 30,000 options shares shall vest on June 1, 2012; (v) 30,000 options shares shall vest on September 1, 2012.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,051,636	608,000	1,051,636																									62,500					25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expected to Vest, Outstanding Number																												187,500					75,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term													10 years															5 years					5 years						10 years	10 years		10 years	10 years	10 years
Share-based Compensation	121,812	140,056	292,264																																					121,812	140,056
Weighted-Average Exercise Price Per Share, Granted (in dollars per share)	$ 4.26																											$ 5					$ 5						$ 1.25	$ 4.24		$ 4.11	$ 1.25	$ 6
Offer Price Per Share				$ 5	$ 7
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions Expected Forfeiture Rate, Description																																						0.00% for the first year after the grant date, and 96.35% for every three months thereafter.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 1,150,416	$ 329,053	$ 1,150,416

ASSET PURCHASE (Details Textual) (USD $)	9 Months Ended
Sep. 30, 2012
Cash Acquired from Acquisition	$ 400,000
Stock Issued During Period, Shares, Acquisitions	862,500
Share Price	$ 5
Warrants Issued During Period Acquisitions	325,000
Warrants Exercise Price	$ 5
Warrant Terms	5 years
Warrant Price	$ 2.3457

SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	447,757
Common Stock, Shares, Issued	12,919,367	11,256,867
Subsequent Event [Member]
Subsequent Event, Description	As of the date of filing this report, management was still in the process of determining the fair value of the 500,000 stock options and the 60,000 warrants issued as described above, in accordance with FASB ASC Topic 718.
February 25, 2013 [Member] | Subsequent Event [Member]
Common Stock, Shares, Issued	1,081,782
February 28, 2013 [Member] | Subsequent Event [Member]
Common Stock, Shares, Issued	139,971
Chief Financial Officer [Member] | January 4, 2013 [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted but Not Yet Registered	405,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	4.11
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	25% at the end of the first year of employment and one-sixteenth (1/16) quarterly over the following three years.
Consultant [Member] | January 13, 2013 [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Warrants Exercise Price	4.24
Consultant [Member] | January 24, 2013 [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Share-based Compensation, Gross	32,186
Stock Issued During Period, Value, Restricted Stock Award, Gross	143,550
Equity Issuance, Per Share Amount	4.46